Organization, Nature of Business and Significant Accounting Policies (Summary of Impact of Immaterial Error on Select Unaudited Condensed Statement of Cash Flows Line Items) (Detail) - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Changes in:
Prepaid expenses and other assets	$ (13,754)	$ (768)
Accrued expenses and other liabilities	(3,138)	17,329
Net cash provided by (used in) operating activities	(1,983)	(49,971)
Cash flows from financing activities:
Proceeds from insurance premium financing	17,782	0
Payments on insurance premium financing	(6,252)	0
Net cash provided by (used in) financing activities	1,906	$ (42,465)
As previously reported
Changes in:
Prepaid expenses and other assets	(15,636)
Accrued expenses and other liabilities	10,274
Net cash provided by (used in) operating activities	9,547
Cash flows from financing activities:
Proceeds from insurance premium financing	0
Payments on insurance premium financing	0
Net cash provided by (used in) financing activities	(9,624)
Adjustments
Changes in:
Prepaid expenses and other assets	1,882
Accrued expenses and other liabilities	(13,412)
Net cash provided by (used in) operating activities	(11,530)
Cash flows from financing activities:
Proceeds from insurance premium financing	17,782
Payments on insurance premium financing	(6,252)
Net cash provided by (used in) financing activities	$ 11,530